SCHEDULE IV - REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Life insurance in-force
Gross Amount	$ 829,253	$ 785,197	$ 766,197
Ceded to Other Companies	(222,865)	(244,588)	(271,601)
Assumed from Other Companies	191,110	206,050	212,574
Net Amount	$ 797,498	$ 746,659	$ 707,170
Percentage of Amount Assumed to Net	24.00%	27.60%	30.10%
Premiums and policy fees:
Gross Amount	$ 3,156	$ 2,977	$ 3,176
Ceded to Other Companies	(1,320)	(1,027)	(1,508)
Assumed from Other Companies	1,066	1,026	880
Net Amount	2,902	2,976	2,548
Life insurance
Premiums and policy fees:
Gross Amount	2,843	2,661	2,853
Ceded to Other Companies	(1,113)	(826)	(1,312)
Assumed from Other Companies	1,037	934	836
Net Amount	$ 2,767	$ 2,769	$ 2,377
Percentage of Amount Assumed to Net	37.50%	33.70%	35.20%
Annuity policy fees	$ 199	$ 163	$ 164
Accident/health insurance
Premiums and policy fees:
Gross Amount	32	37	42
Ceded to Other Companies	(19)	(23)	(90)
Assumed from Other Companies	28	90	41
Net Amount	$ 41	$ 104	$ (7)
Percentage of Amount Assumed to Net	68.30%	86.50%	(585.70%)
Property and liability insurance
Premiums and policy fees:
Gross Amount	$ 281	$ 279	$ 281
Ceded to Other Companies	(188)	(178)	(106)
Assumed from Other Companies	1	2	3
Net Amount	$ 94	$ 103	$ 178
Percentage of Amount Assumed to Net	1.10%	1.90%	1.70%